Parent Company Only Financial Information - Condensed Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Condensed Income Statements, Captions [Line Items]
Income tax benefit	$ 1,590	$ (105)
Net (loss) income	(2,461)	141
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	51
Expenses	(172)
Income tax benefit	46
Loss before net loss of subsidiary	(75)
Net loss of subsidiary	(2,386)
Net (loss) income	$ (2,461)